-LINE OF CREDIT	12 Months Ended
Dec. 31, 2011
-LINE OF CREDIT

NOTE K—LINE OF CREDIT

Two of the Company’s subsidiaries have lines of credit with Bank of America.  The line of credit for CKO is 10.75% interest and the line of credit for China Print, Inc. is 14.75%.  The line of credit for China Print was paid off in the 3rd quarter of 2011.  The outstanding balances of the line of credit by Subsidiary as of December 31, 2011 are as follows:

CKO	$32,928
China Print	-
$ 32,928